Stock-Based Compensation (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified				1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2007 Options UHS Holdco, Inc, (Parent)
Stock-based compensation
Equity Contribution from Irving Place Capital and UHS Management				$ 248,794
Parent shares issued and outstanding	1,000	1,000	1,000	248,794,000
Per share Parent valuation (in dollars per share)				$ 1.00